Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	WP Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001645192
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	wptru
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2021
Prospectus Date	rr_ProspectusDate	Mar. 29, 2021
WP Smaller Companies Income Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Smaller Companies Fund is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Smaller Companies Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Smaller Companies Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Smaller Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Smaller Companies Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Smaller Companies Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.15%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Smaller Companies Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Smaller Companies Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Smaller Companies Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Smaller Companies Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Smaller Companies Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in securities of small-capitalization issuers (“Underlying Small-Cap Funds”). The Smaller Companies Fund’s investment objective may be changed without shareholder approval; however, the Smaller Companies Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Smaller Companies Fund’s investment objective.

The Smaller Companies Fund seeks to produce income through dividends paid on such Underlying Small-Cap Funds. The Smaller Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Fund’s Advisor will generally buy and sell options linked to either the Russell 2000® Index or the S&P 500 Index. The Fund’s exposure to options is expected to be between 10-20% of the Fund’s net assets.

The Underlying Small-Cap Funds in which Smaller Companies Fund invests consider small-capitalization issuers to be, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index. As of February 28, 2021, the largest company in the Russell 2000® Index had a market capitalization of $23.468 billion. The Russell 2000® Index measures the performance of the 2,000 smallest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers. The Russell 2000® Index is widely regarded as representative of small capitalization issuers.

The portfolio managers will strategically allocate the Smaller Companies Fund’s resources to the Underlying Small-Cap Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle. The portfolio managers select the Underlying Small-Cap Funds based on the following criteria: expense ratio, trading value relative to its net asset value, liquidity, the Underlying Small-Cap Fund’s overall float and size, amount and frequency of its distributions, percentage of its aggregate holding having an appropriate market capitalization, the Underlying Small-Cap Funds’ performance compared historically to the small company stock indices and the availability of individual call options on the Underlying Small-Cap Fund.

The Smaller Companies Fund intends to sell covered call options on a portion of its holdings. The Fund’s Advisor generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the Advisor’s judgment of the advantages of selling call options on the Smaller Companies Fund’s investments.

The Smaller Companies Fund may also sell put options on ETFs that the Fund’s Advisor believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Advisor generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Smaller Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Advisor generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Advisor’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the Smaller Companies Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

The Smaller Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund’s Advisor rebalances the Smaller Companies Fund’s investments in the Underlying Small-Cap Funds as the Advisor deems necessary and appropriate. The Smaller Companies Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Smaller Companies Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Smaller Companies Fund may also invest in securities and other investments not described in this prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Smaller Companies Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Smaller Companies Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Smaller Companies Fund will be successful in meeting its investment objective. Generally, the Smaller Companies Fund will be subject to the following additional risks:

Small-Capitalization Companies - Investing in small-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small-capitalization securities may be more limited than the market for larger companies.

Shares of Other Investment Companies and ETFs - You will indirectly bear fees and expenses charged by the underlying funds in which the Smaller Companies Fund may invest in addition to the Smaller Companies Fund’s direct fees and expenses and, as a result, your cost of investing in the Smaller Companies Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The Smaller Companies Fund may place otherwise uninvested cash in money market mutual funds.

Non-Diversified Fund - The Smaller Companies Fund is non-diversified which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options - Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Fund’s Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Smaller Companies Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Smaller Companies Fund. The Smaller Companies Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Limits on Option Selling - The number of call options the Smaller Companies Fund can sell is limited by the number of shares of common stock or ETFs or other securities the Smaller Companies Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Options Strategy - The Smaller Companies Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s Advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

Derivatives - The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Smaller Companies Fund, which magnifies the Smaller Companies Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

Market - Market risk refers to the risk that the value of securities in the Smaller Companies Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Management Style - To the extent the Smaller Companies Fund focuses on a particular style of stocks, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

Interest Rate - Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer - The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Equity - Equity risk is the risk that securities held by the Smaller Companies Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Smaller Companies Fund participate, and the particular circumstances and performance of those companies whose securities the Smaller Companies Fund holds.

Active Trading - The Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for each of the Funds. These increased expenses may have a negative effect on the Fund’s performance.

General Fund Investing - The Smaller Companies Fund is not a complete investment program and you may lose money by investing in the Smaller Companies Fund. All investments carry a certain amount of risk and there is no guarantee that the Smaller Companies Fund will be able to achieve its investment objective.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Smaller Companies Fund is not a complete investment program and you may lose money by investing in the Smaller Companies Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Smaller Companies Fund’s investment results vary from year to year for each full calendar year over the lifetime of the Fund. The table below shows how the Smaller Companies Fund’s average annual total returns for 1 year and since inception compare with those of a broad-based securities market index. This information provides some indication of the risks of investing in the Smaller Companies Fund. Past performance (before and after taxes) of the Smaller Companies Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling 866-959-9260.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-959-9260
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Smaller Companies Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (for periods ended December 31) Smaller Companies Fund – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year to date return for the Institutional Class as of December 31, 2020 was 3.64%. During the period shown in the bar chart, the highest return for a quarter was 46.67% during the quarter ended September 30, 2020 and the lowest return for a quarter was -57.62% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(57.62%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2020 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2020 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (866) 959-9260.

WP International Companies Income Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the International Companies Fund is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Companies Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The International Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Companies Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Companies Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the International Companies Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The International Companies Fund seeks to meet its investment objective by investing in unaffiliated mutual funds and ETFs that invest primarily in equity securities and depositary receipts of internationally domiciled issuers (“Underlying International Funds”). The International Companies Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

The International Companies Fund seeks to produce income through dividends paid on such Underlying International Funds. The International Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Fund’s Advisor will generally buy and sell options linked to either the MSCI EAFE Index or the S&P 500 Index. The Fund’s exposure to options is expected to be between 10-20% of the Fund’s net assets.

The International Companies Fund will principally invest in unaffiliated mutual funds and ETFs that invest primarily in securities of international issuers (“Underlying International Funds”) and the options strategy. For example, the Fund may invest in an open-end mutual fund or ETF linked to the MSCI EAFE Index, which is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The Fund’s Advisor intends to invest in unaffiliated mutual funds and ETFs that do not invest principally in the United States.

The portfolio managers will strategically allocate the International Companies Fund’s resources to the Underlying International Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle. The portfolio managers select the Underlying International Funds based on the following criteria: expense ratio, trading value relative to net asset value, liquidity, the Underlying International Fund’s overall float and size, amount and frequency of its distributions, geographic focus, the Underlying International Funds’ performance compared historically to the international stock indices and the availability of individual call options on the Underlying International Funds.

The International Companies Fund intends to sell covered call options on a portion of its holdings. The Fund’s Advisor generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the Advisor’s judgment of the advantages of selling call options on the International Companies Fund’s investments.

The International Companies Fund may also sell put options on ETFs that the Fund’s Advisor believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Advisor generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The International Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Advisor generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Advisor’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the International Companies Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

The International Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund’s Advisor rebalances the International Companies Fund’s investments in the Underlying International Funds as the Advisor deems necessary and appropriate. The International Companies Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the International Companies Fund may not be invested in all of the types of securities and other investments described in this prospectus. The International Companies Fund may also invest in securities and other investments not described in this prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the International Companies Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Companies Fund will be successful in meeting its investment objective. Generally, the International Companies Fund will be subject to the following additional risks:

Depositary Receipts - Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Foreign Securities - Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Investing in the European Union - Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Shares of other investment companies and ETFs - You will indirectly bear fees and expenses charged by the underlying funds in which the International Companies Fund may invest in addition to the International Companies Fund’s direct fees and expenses and, as a result, your cost of investing in the International Companies Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The International Companies Fund may place otherwise uninvested cash in money market mutual funds.

Non-diversified Fund - The International Companies Fund is a non-diversified fund which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options Risk - Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Fund’s Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the International Companies Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of underlying securities held by the International Companies Fund. The International Companies Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Limits on Option Selling - The number of call options the International Companies Fund can sell is limited by the number of shares of common stock or ETFs or other securities the International Companies Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Options Strategy - The International Companies Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s Advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

Derivatives - The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the International Companies Fund, which magnifies the International Companies Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

Market - Market risk refers to the risk that the values of securities in the International Companies Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Management Style - To the extent the International Companies Fund focuses on a particular style of stocks, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

Interest Rate - Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer - The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Equity Risk - Equity risk is the risk that securities held by the International Companies Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the International Companies Fund participate, and the particular circumstances and performance of particular companies whose securities the International Companies Fund holds.

Active Trading Risk - The Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for each of the Funds. These increased expenses may have a negative effect on the Fund’s performance.

General Fund Investing - The International Companies Fund is not a complete investment program and you may lose money by investing in the International Companies Fund. All investments carry a certain amount of risk and there is no guarantee that the International Companies Fund will be able to achieve its investment objective.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risk Lose Money [Text]	rr_RiskLoseMoney	The International Companies Fund is not a complete investment program and you may lose money by investing in the International Companies Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the International Companies Fund’s investment results vary from year to year for each full calendar year over the lifetime of the Fund. The table below shows how the International Companies Fund’s average annual total returns for 1 year and since inception compare with those of a broad-based securities market index. This information provides some indication of the risks of investing in the International Companies Fund. Past performance (before and after taxes) of the International Companies Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (866) 959-9260.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-959-9260
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the International Companies Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (for periods ended December 31) International Companies Fund – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year to date return for the Institutional Class as of December 31, 2020 was -39.94%. During the period shown in the bar chart, the highest return for a quarter was 24.21% during the quarter ended March 31, 2019 and the lowest return for a quarter was -56.05% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(56.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2020 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2020 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (866) 959-9260.

WP Income Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Income Fund is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.61%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Income Fund seeks to meet its investment objective by investing approximately 80% in unaffiliated open- and closed-end mutual funds and exchange-traded funds (“ETFs”) that primarily invest in fixed-income securities (“Underlying Bond Funds”). The principal types of fixed-income securities in which the Underlying Bond Funds invest are bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Underlying Bond Funds may invest in fixed income securities of any credit or maturity. The Underlying Bond Funds’ investments in securities rated below investment-grade are also known as “junk bonds” and are speculative in nature. The Income Fund’s investment objective may be changed without shareholder approval; however, the Income Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Income Fund’s investment objective.

The Income Fund seeks to produce income through yield on the Underlying Bond Funds. The Income Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Fund’s Advisor will generally buy and sell options linked to either the Markit iBoxx USD Liquid High Yield Index or the S&P 500 Index. The Fund’s exposure to options is expected to be between 10-20% of the Fund’s net assets.

The portfolio managers will strategically allocate the Income Fund’s resources to the Underlying Bond Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle. The portfolio managers seek to invest in issues that have substantial dividends or interest payments, cash flow generation from owning the securities and selling calls on them, or ownership of the issues permits the manager to sell put options on other funds. The portfolio managers select the Underlying Bond Funds based on the following criteria: expense ratio, trading value relative to net asset value, liquidity in the marketplace, overall float and size, amount and frequency of distributions, composition of portfolio, performance compared historically to the bond indices and or other income vehicles and the availability of individual call options on the Underlying Bond Funds.

The Income Fund intends to sell covered call options on a portion of its holdings. The Fund’s Advisor generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the portfolio managers’ judgment of the advantages of selling call options on the Income Fund’s investments. Options may be written on various indices as well as direct issuance of corporate and governmental issuers. The Income Fund may also sell put options on ETFs that the portfolio managers believe are attractive for purchase at prices at or above the exercise price of the put options sold. The Fund’s Advisor generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Income Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Advisor generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will, again, depend upon market conditions and the portfolio managers’ assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the Income Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

The Income Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The portfolio managers rebalance the Income Fund’s investments in the Underlying Bond Funds as the Fund’s Advisor deems necessary and appropriate. The Income Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Income Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Income Fund may also invest in securities and other investments not described in this prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Income Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Income Fund will be successful in meeting its investment objective. Generally, the Income Fund will be subject to the following additional risks:

Changing Fixed Income Market Conditions Risk - The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks. There is a risk that the FRB and central banks may continue to raise interest rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involve purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Income Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Income Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Income Fund’s transaction costs and potentially lower the Fund’s performance returns.

High Yield Bond (Junk Bond) Risk - Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Shares of Other Underlying Bond Funds - You will indirectly bear fees and expenses charged by the Underlying Bond Funds in which the Income Fund may invest in addition to the Income Fund’s direct fees and expenses and, as a result, your cost of investing in the Income Fund will generally be higher than the cost of investing directly in the Underlying Bond Funds. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The Income Fund may place otherwise uninvested cash in money market mutual funds.

Non-Diversified Fund - The Income Fund is a non-diversified fund which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options - Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Fund’s Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Income Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of underlying securities held by the Income Fund. The Income Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Limits on Option Selling - The number of call options the Income Fund can sell is limited by the number of shares of common stock or ETFs or other securities the Income Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Options Strategy - The Income Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and ETFs. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s Advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

Derivatives - The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Income Fund, which magnifies the Income Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

Market - Market risk refers to the risk that the values of securities in the Income Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Management Style - To the extent the Income Fund focuses on a particular style of stocks, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

Interest Rate - Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer - The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Active Trading Risk - The Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for each of the Funds. These increased expenses may have a negative effect on the Fund’s performance.

General Fund Investing - The Income Fund is not a complete investment program and you may lose money by investing in the Income Fund. All investments carry a certain amount of risk and there is no guarantee that the Income Fund will be able to achieve its investment objective.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Income Fund is not a complete investment program and you may lose money by investing in the Income Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Income Fund’s investment results vary from year to year for each full calendar year over the lifetime of the Fund. The table below shows how the Income Fund’s average annual total returns for 1 year and since inception compare with those of broad-based securities market index. This information provides some indication of the risks of investing in the Income Fund. Past performance (before and after taxes) of the Income Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (866) 959-9260.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-959-9260
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Income Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (for periods ended December 31) Income Fund – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year to date return for the Institutional Class as of December 31, 2020 was -45.80%. During the period shown in the bar chart, the highest return for a quarter was 21.42% during the quarter ended March 31, 2019 and the lowest return for a quarter was -49.46% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(49.46%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2020 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2020 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (866) 959-9260.

WP Large Cap Income Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Large Cap Fund is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Fund. You may qualify for sales charge discounts if you and your household invest, or agree to invest in the future, at least $50,000 in the Large Cap Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 54 of this prospectus and the section captioned “Purchases” beginning on page 37 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period the Large Cap Fund’s portfolio turnover rate was 8.38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.38%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Large Cap Fund’s operating expenses remain the same. The Contingent Deferred Sales Charges (the “CDSCs”) are not included in these calculations for Class A Shares and Class C shares. If the CDSCs were included, your costs would be higher. See “Purchasing Shares –Choosing a Share Class” below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Large Cap Fund’s investment objective is total return. To meet its investment objective, the Large Cap Fund will invest at least 80% of its total assets in large cap domestic equity securities and exchange traded funds (“ETFs”) that primarily invest in large cap domestic equity securities. The Fund will seek income through dividends paid on such securities. The Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy.

The Advisor intends to sell covered call options on a portion of the Large Cap Fund’s stock holdings. The extent of option selling will depend on market conditions and the Advisor’s consideration of the advantages of selling call options on the Fund’s equity investments.

The Large Cap Fund may also sell put options on stocks and ETFs the Advisor believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Large Cap Fund may, in certain circumstances, purchase put options on the S&P 500 Composite Stock Price Index (the “S&P 500”) and on individual stocks to protect against a loss of principal value due to stock price decline. The extent of option selling and purchasing activity depends on market conditions and the Advisor’s judgment. The Large Cap Fund may also seek to pursue its investment objective by selling a series of call and put option spread combinations on the S&P 500.

The Large Cap Fund may be appropriate for investors with long-term horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Large Cap Fund seeks to minimize the effects of inflation on its portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Large Cap Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Large Cap Fund will be subject to the following additional risks:

Market risk - Market risk refers to the risk that the value of securities in the Large Cap Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Dividend strategy risk - There can be no assurances that the Advisor will be able to correctly anticipate the level of dividends that companies will pay in any given timeframe. If the Advisor’s expectations as to potential dividends are wrong, the Large Cap Fund’s performance may be adversely affected.

Management style risk - To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

Large company risk - The Fund will invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

Interest rate risk - Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer risk - The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Equity risk - Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of those companies whose securities the Fund holds.

Shares of other investment companies and ETFs risk - You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The Fund may place otherwise uninvested cash in money market mutual funds.

Options risk - Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Large Cap Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of underlying securities held by the Large Cap Fund. The Large Cap Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Limits on option selling risk - The number of call options the Large Cap Fund can sell is limited by the number of shares of common stock or ETFs or other securities the Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Options strategy risk - The Large Cap Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and ETFs. The sale of put options generates income for the Large Cap Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Large Cap Fund for the options. The sale of call options generates income for the Large Cap Fund, but may limit the Fund's participation in equity market gains. The Fund’s Advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

Derivatives risk - The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Large Cap Fund, which magnifies the Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

Transaction cost risk - Transaction costs refer to the charges that are associated with buying and selling securities for the Large Cap Fund. As a result of the Large Cap Fund’s options strategy, the Fund may incur higher brokerage and transactional related charges than those associated with an average equity fund. These transaction costs increase the cost of your investment in the Large Cap Fund.

General fund investing risk - The Large Cap Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Large Cap Fund is not a complete investment program and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Large Cap Fund was reorganized on August 20, 2018 from a series of 360 Funds, a Delaware statutory trust (the “Predecessor Fund”), to a series of the WP Trust. While the Large Cap Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Large Cap Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Large Cap Fund. The bar chart shows performance of the Predecessor Fund’s Institutional Class shares for each full calendar year since the Predecessor Fund’s inception. The performance table shows how the Predecessor Fund’s Institutional Class shares average annual returns for 1 year, 5 years and since inception compare with those of a broad-based securities market index. You should be aware that the Predecessor Fund’s past performance (before and after taxes) may not be an indication of how the Large Cap Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 959-9260. Performance is not presented for Class A and Class C shares because they have not begun operations.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-959-9260
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Predecessor Fund’s past performance (before and after taxes) may not be an indication of how the Large Cap Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (for periods ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Large Cap Fund’s Institutional Class Shares year-to-date total return through December 31, 2020 was -22.56%.  During the period shown in the bar chart, the highest return for a quarter was 26.81% during the quarter ended March 31, 2019 and the lowest return for a quarter was -55.69% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(55.69%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2020 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2020 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (866) 959-9260.